Warrants and Warrant Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Warrants And Warrants Liability [Abstract]
Warrants and Warrant Liability

5. Warrants and Warrant Liability

As of June 30, 2022, NextNav had 18,749,990 warrants outstanding including: (a) 9,999,990 public warrants sold in connection with Spartacus’ initial public offering (the “Public Warrants”) and (b) 8,750,000 warrants issued in a private placement on the initial public offering closing date (the “Private Placement Warrants”).

Holders of the Public Warrants and Private Placement Warrants are entitled to acquire shares of common stock of NextNav. Each whole warrant entitles the registered holder to purchase one share at an exercise price of $11.50 per share. The Public Warrants and Private Placement Warrants expire five years after the completion of the Business Combination.

NextNav has the right to redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sales price of the Company’s common stock matched or exceeded $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which NextNav sends the notice of redemption to the warrant holders.

The Private Placement Warrants are identical in all respects to the Public Warrants except that, so long as they are held by the current holder or its permitted transferees: (i) they will not be redeemable by NextNav; (ii) they may be exercised by the holders on a cashless basis; and (iii) they are subject to registration rights.

In connection with the closing of the Business Combination, AT&T Services, Inc. and certain of its affiliates (“AT&T”) elected to exchange its outstanding warrants in Holdings for a new warrant to purchase an aggregate of 4,320,133 shares of NextNav’s common stock, subject to adjustment, at an exercise price of $0.01 (the “AT&T Warrant”). On May 23, 2022, AT&T exercised the AT&T Warrant using a net settlement method and received 4,308,297 shares of common stock of NextNav.

7. Warrants and Warrant Liability

In addition to the AT&T Warrant described in Note 3, there were 33,784,576 Financing Warrants outstanding prior to the Business Combination, which were exercised by the holders and immediately converted into shares of common stock of NextNav upon consummation of the Business Combination. Upon exercise of the Financing Warrants, NextNav recorded $174.3 million to additional paid-in capital. Prior to the Business Combination, the Financing Warrants were recorded as a liability, and the Company recorded a $84.0 million fair value adjustment for the Financing Warrants for the year ended December 31, 2021 prior to their exercise.

As of December 31, 2021, NextNav had 18,875,000 warrants outstanding including: (a) 10,000,000 public warrants sold in connection with Spartacus’ initial public offering (the “Public Warrants”) and (b) 8,750,000 warrants issued to Sponsor in a private placement on the initial public offering closing date (the “Private Placement Warrants”). The Private Placement Warrants are classified as a liability on the Company’s Consolidated Balance Sheet as of December 31, 2021. As of December 31, 2021, the Company recorded $12.9 million to the Consolidated Statement of Comprehensive Loss as a fair value adjustment for the Private Placement Warrants. Upon consummation of the Business Combination, the terms included in the Public Warrants that initially precluded equity classification were no longer applicable, with the Public Warrants issued during Sparatcus’ initial public offering being reclassified from a liability to equity. Accordingly, NextNav reclassified $17.8 million from warrant liability to additional paid-in capital.

Following the consummation of the Business Combination, holders of the Public Warrants and Private Placement Warrants are entitled to acquire shares of common stock of NextNav. Each whole warrant entitles the registered holder to purchase one share at an exercise price of $11.50 per share. The Public Warrants and Private Placement Warrants expire five years after the completion of the Business Combination.

NextNav has the right to redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sales price of the Company’s common stock matched or exceeded $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which NextNav sends the notice of redemption to the warrant holders.

The Private Placement Warrants are identical in all respects to the Public Warrants except that, so long as they are held by the Sponsor or its permitted transferees: (i) they will not be redeemable by NextNav; (ii) they may be exercised by the holders on a cashless basis; and (iii) they are subject to registration rights.